SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOAN [Abstract]
SHORT-TERM BANK LOAN

Note 8-SHORT-TERM BANK LOANS

As of December 31, 2012, the outstanding short-term bank loans of RMB600,000 (US$96,307) carried interest rates ranging from 5.60% to 5.88% per annum in which RMB300,000 (US$48,153) was repaid in January 2013, together with interest of RMB851 (US$137). The other RMB300,000 (US$48,153) of short-term bank loan will mature on May 14, 2013. The bank loans can only be used for working capital purposes pursuant to the relevant facility agreements and are collateralized by restricted deposits of RMB709,417 (US$113,869). Interest expenses relating to the short-term bank loans recognized in the consolidated statement of comprehensive income (loss) were RMB nil, RMB259 and RMB7,603 (US$1,220) for the years ended December 31, 2010, 2011 and 2012, respectively.